Loans (Schedule of Loans Acquired in Acquisition) (Details) (Ohio State Bancshares, Inc. [Member], USD $)	Dec. 31, 2014	Nov. 24, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Oustanding balance	$ 60,342,195
Related carrying amount	55,993,288
Contractually required principal payments receivable		63,024,640
Cash flows expected to be collected		67,494,992
Fair value balance		57,973,738
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Oustanding balance	6,442,145
Related carrying amount	6,319,832
Contractually required principal payments receivable		6,445,939
Cash flows expected to be collected		6,608,680
Fair value balance		6,267,652
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Oustanding balance	31,085,938
Related carrying amount	27,352,145
Contractually required principal payments receivable		33,034,992
Cash flows expected to be collected		34,331,713
Fair value balance		28,939,614
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Oustanding balance	21,607,438
Related carrying amount	21,146,818
Contractually required principal payments receivable		22,218,730
Cash flows expected to be collected		25,154,590
Fair value balance		21,475,734
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Oustanding balance	1,206,674
Related carrying amount	1,174,493
Contractually required principal payments receivable		1,324,979
Cash flows expected to be collected		1,400,009
Fair value balance		$ 1,290,738